Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
	2018			2017
	Land and buildings £m	Fixtures and equipment £m	Total £m	Land and buildings £m	Fixtures and equipment £m	Total £m
Cost
At start of year	217	599	816	231	630	861
Acquisitions	–	5	5	-	-	-
Capital expenditure	5	51	56	5	46	51
Disposals/reclassified as held for sale	(8)	(40)	(48)	(3)	(40)	(43)
Exchange translation differences	9	25	34	(16)	(37)	(53)
At end of year	223	640	863	217	599	816

Accumulated depreciation
At start of year	137	485	622	139	499	638
Charge for the year	9	53	62	9	56	65
Disposals/reclassified as held for sale	(6)	(40)	(46)	(1)	(39)	(40)
Exchange translation differences	6	21	27	(10)	(31)	(41)
At end of year	146	519	665	137	485	622

Net book amount	77	121	198	80	114	194